OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposits - long-term	¥ 6,036	$ 925	¥ 6,733
Long-term deferred assets			1,755
Advance to hospitals-noncurrent	1,102	169	1,433
Other non-current assets	¥ 7,138	$ 1,094	¥ 9,921